Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 29, 2023	Feb. 11, 2022	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Jan. 29, 2025	Nov. 21, 2024	Jul. 01, 2021
Related Party Transaction [Line Items]
Asset hosting fees				$ 0.01	$ 0.01
Loan to share ratio compliance, description				If the LTS Maximum (60%) is over for over 90 days, the asset hosting fee increases from 1.00% to 1.10% of the average daily balance (ADB) until compliance is restored. If the LTS Minimum (27.5%) is breached, the Company must pay a quarterly adjustment fee based on the shortfall. Additionally, if the LTS Ratio exceeds 100% for 90 days, the Company incurs an interest charge at the Federal Funds Rate + 120 bps, calculated daily and paid monthly	f the LTS Maximum (60%) is exceeded for over 90 days, the Asset Hosting Fee increases from 1.00% to 1.10% of the average daily balance (ADB) until compliance is restored. If the LTS Minimum (27.5%) is breached, SHF must pay a quarterly adjustment fee based on the shortfall. Additionally, if the LTS Ratio exceeds 100% for 90 days, SHF incurs an interest charge at the Federal Funds Rate + 120 bps, calculated daily and paid monthly.
Cash and cash equivalents			$ 4,900,000	$ 247,318	$ 2,324,647
Deposits			4,600,000	$ 235,993	2,202,895		$ 3,000,000.0
Debt Instrument, Face Amount	$ 14,500,000					$ 10,748,408
Debt Instrument, Interest Rate, Effective Percentage	4.25%					4.25%
Loan servicing fees				0.25%
Senior Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument term	5 years
Debt Instrument, Face Amount	$ 14,500,000
Debt Instrument, Interest Rate, Effective Percentage	4.25%
Debt Instrument, Repaid, Principal					$ 3,500,000
Support Services Agreement [Member]
Related Party Transaction [Line Items]
Alliance agreement, description					Furthermore, the PCCU CAA provides for certain fees to be paid to the Company for certain identified account related services to include: all cannabis-related income, including all lending-related income (such as loan origination fees, interest income on CRB-related loans, participation fees and servicing fees), investment income, interest income, account activity fees, processing fees, flat fees, and other revenue generated from cannabis and multi-state hemp accounts that are hosted on PCCU’s core system for a monthly fee equal to $30.96 per account in 2022, $25.32-$27.85 per account in 2023, and $26.08-$28.69 in 2024. In addition, regarding CRB deposits held at PCCU, SHF pays PCCU a fee of 25% of the related income earned from investment and interest on these deposits, excluding interest income on loans funded by PCCU. Finally, under the PCCU CAA, PCCU will continue to allow its ratio of CRB-related deposits to total assets to equal at least 60% unless otherwise dictated by regulatory, regulator or policy requirements. The initial term of the PCCU CAA is for a period of two years, with a one-year automatic renewal unless a party provides one hundred twenty days’ written notice prior to the end of the term.
Support Services Agreement [Member] | Cannabis Related Businesses [Member]
Related Party Transaction [Line Items]
Investment income deposits percentage								25.00%
Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity			21,425,560 [1]	$ 6,200,000	$ 11,712,538 [1]
Loan Servicing Agreement [Member] | PCCU Net Worth [Member]
Related Party Transaction [Line Items]
Servicing fee	0.25%	0.25%
Yearly fee percentage	0.35%
Commercial Alliance Agreement [Member]
Related Party Transaction [Line Items]
Alliance agreement, description				Furthermore, the PCCU CAA outlined certain fees to be paid to the Company for specified account-related services, including cannabis-related income such as loan origination fees, interest income on CRB-related loans, participation fees, servicing fees, investment income, account activity fees, processing fees, and other revenue. These fees were set at $26.08-$28.69 in 2024
Revenue			$ 549,000
Investment hosting fees rate			25.00%
Investment and interest income earned, description				Regarding CRB deposits held at PCCU, investment and interest income earned on these deposits (excluding interest income on loans funded by PCCU) was shared at a ratio of 25% to PCCU and 75% to the Company. Additionally, PCCU maintained its CRB-related deposits to total assets ratio at 60%, unless otherwise dictated by regulatory, regulator, or policy requirements. The initial term of the PCCU CAA was two years, with a one-year automatic renewal, unless either party provided a one hundred twenty-day written notice prior to the end of the term
Commercial Alliance Agreement [Member] | PCCU Net Worth [Member]
Related Party Transaction [Line Items]
Servicing fee	0.25%
Yearly fee percentage	0.35%
Securities Issuance Agreement [Member] | PCCU Net Worth [Member]
Related Party Transaction [Line Items]
Yearly fee percentage					39.00%
Number of shares issued					1,080,807
Securities Issuance Agreement [Member] | PCCU Net Worth [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued	560,000

[1]	If the loans funded by PCCU exceed the limiting capacity, the PCCU CAA specifies that PCCU will be unable to fund additional loans until the incremental capacity is positive.